Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash, cash equivalents and restricted cash
Schedule of cash, cash equivalents and restricted cash

	At December 31,
	2024	2023
	$’m	$’m
Cash at bank and in hand	214	324
Short term bank deposits	388	110
Restricted cash	8	9
	610	443